Share Option Plan (Share-based Compensation of Actoz, Share Options Activity) (Details) (Actoz [Member], Stock Options [Member], KRW) In Thousands, except Share data, unless otherwise specified	1 Months Ended							12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010	Oct. 31, 2008	Mar. 31, 2008	Sep. 30, 2007	Mar. 31, 2007	Jul. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Actoz [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Outstanding, Beginning balance								209,960	383,162	412,490
Options Outstanding, Granted	40,000	102,666	10,000	94,040	470,730	140,000	127,420	40,000	0	102,666
Options Outstanding, Exercised								(168,089)	(121,517)	(75,551)
Options Outstanding, Forfeited								(3,500)	(51,685)	(56,443)
Options Outstanding, Outstanding, Ending balance								78,371	209,960	383,162	412,490
Options Outstanding, Vested and expected to vest								78,371	209,960	368,502
Options Outstanding, Vested and exercisable								26,496	148,222	214,000
Weighted Average Exercise Price, Outstanding, Beginning balance								10,729.0	10,682.0	9,398.0
Weighted Average Exercise Price, Granted								18,040.0	0	14,250.0
Weighted Average Exercise Price, Exercised								10,372.0	9,416.0	9,378.0
Weighted Average Exercise Price, Forfeited								14,250.0	13,468.0	9,532.0
Weighted Average Exercise Price, Outstanding, Ending balance								15,070.0	10,729.0	10,682.0	9,398.0
Weighted Average Exercise Price, Vested and expected to vest								15,070.0	10,729.0	10,542.0
Weighted Average Exercise Price, Vested and exercisable								15,070.0	9,347.0	9,346.0
Weighted Average Remaining Contractual Life, Outstanding								4 years 8 months 8 days	3 years 6 months 7 days	4 years 3 months 17 days	4 years 7 months 28 days
Weighted Average Remaining Contractual Life, Vested and expected to vest								4 years 8 months 8 days	3 years 6 months 7 days	4 years 3 months 18 days
Weighted Average Remaining Contractual Life, Vested and exercisable								2 years 6 months 18 days	2 years 9 months 29 days	3 years 7 months 17 days
Aggregate Intrinsic Value, Outstanding, Beginning balance								551,208	301,206	3,156,394
Aggregate Intrinsic Value, Exercised								3,896,501	0	0
Aggregate Intrinsic Value, Outstanding, Ending balance								1,734,338	551,208	301,206	3,156,394
Aggregate Intrinsic Value, Vested and expected to vest								1,734,338	551,208	301,094
Aggregate Intrinsic Value, Vested and exercisable								695,407	541,498	236,267